INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The following table presents income tax (benefit) expense by selected jurisdiction for each of the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
Current tax (benefit) expense:
Ireland	$720	$262	$(280)
U.S.	(17,422)	2,706	3,109
Foreign - excluding the U.S.	26,537	15,860	15,449
	$9,835	$18,828	$18,278
Deferred tax (benefit) expense:
Ireland	$354	$185	$566
U.S.	(990)	(298)	(1,948)
Foreign - excluding the U.S.	(22,532)	(585)	(6,584)
	$(23,168)	$(698)	$(7,966)
	$(13,333)	$18,130	$10,312

Schedule of Income before Income Tax, Domestic and Foreign
Income (loss) before income taxes and equity earnings consisted of the following:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
Ireland	$(5,904)	$2,852	$2,597
U.S.	(66,440)	7,615	978
Foreign - excluding the U.S.	27,792	48,636	39,181
	$(44,552)	$59,103	$42,756

Schedule of Effective Income Tax Rate Reconciliation
The differences between the reported income tax (benefit) expense and income taxes computed at the Irish statutory tax rate of 12.5% for the years ended December 31, 2021, December 31, 2020 and December 31, 2019, are explained in the following reconciliation:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
(Benefit) expense computed at the Irish statutory rate of 12.5%	$(5,569)	$7,388	$5,345
Effects of:
Foreign income taxed at different rates	5,258	8,247	1,908
Change in valuation allowances	966	2,824	740
Tax exempt income	(188)	(248)	—
Expenses not deductible for income tax purposes	4,497	1,467	1,227
Changes in unrecognized tax benefits, net of indirect benefits	(18,263)	(648)	32
Contingent consideration adjustments	139	(329)	163
Changes in estimates made in respect of prior periods	(63)	(678)	821
Other items	(110)	107	76
Income tax (benefit) expense	$(13,333)	$18,130	$10,312

Schedule Of Deferred Tax
Deferred tax recognized directly in other comprehensive income (loss) was as follows:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
Deferred tax benefit (expense) on remeasurement gain (loss) on defined benefit plans	$(555)	$2,584	$84
Deferred tax (expense) on remeasurement gain (loss) on hedge accounting	(363)	—	—
Deferred tax (expense) on remeasurement gain (loss) on interest rate swap	(2,445)	—	—
Deferred tax (expense) on remeasurement gain (loss) on equity method investments	(832)	—	—
Total deferred tax benefit (expense) recognized in other comprehensive income (loss)	$(4,195)	$2,584	$84

Schedule of Deferred Tax Assets and Liabilities
The following table provides details of the principal components of our deferred income tax assets and liabilities as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
	(U.S. Dollars in thousands)
Deferred income tax assets:
Intangible assets	$2,739	$—
Property, plant and equipment	26,724	996
Operating leases	44,626	583
Accounts payable and accrued liabilities	35,570	7,295
Pension and postretirement benefits	29,364	4,153
Operating loss carry-forwards	113,913	18,548
Tax credit carry-forwards	9,021	—
Investments in unconsolidated affiliates	1,248	—
Other	11,976	1,335
Total deferred income tax assets	275,181	32,910
Valuation allowances	(93,205)	(16,395)
Offset against deferred income tax liabilities	(135,605)	(9,833)
Total deferred income tax assets, net	$46,371	$6,682

Deferred income tax liabilities:
Intangible assets	$97,132	$18,982
Property, plant and equipment	132,410	3,863
Operating leases	43,349	120
Accounts payable and accrued liabilities	3,790	—
Pension and postretirement benefits	1,800	—
Investments in unconsolidated affiliates	172	9,097
Other	2,641	222
Total deferred income tax liabilities	281,294	32,284
Offset against deferred income tax assets	(135,605)	(9,833)
Total deferred income tax liabilities, net	$145,689	$22,451

Summary of Operating Loss Carryforwards
As of December 31, 2021, Dole had approximately $952.2 million of operating loss carryforwards expiring as follows:

	Ireland	U.S.	Foreign (excluding U.S.)	Total
	(U.S. Dollars in thousands)
2022	$—	$28,040	$14,055	$42,095
2023	—	36,706	5,102	41,808
2024	—	26,202	5,541	31,743
2025	—	18,364	83	18,447
2026	—	14,356	66	14,422
Indefinite	34,421	679,691	89,525	803,637
Total	$34,421	$803,359	$114,372	$952,152

Summary of Valuation Allowance
The following table presents the movement in the valuation allowance for the years ended December 31, 2021 and December 31, 2020:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2019	$12,091
Increase recognized in the income statement	4,509
Decrease recognized in the income statement	(1,685)
Translation adjustments	1,480
Balance as of December 31, 2020	16,395
Changes on acquisition/disposal	80,394
Increase recognized in the income statement	4,384
Decrease recognized in the income statement	(3,418)
Translation adjustments	(4,550)
Balance as of December 31, 2021	$93,205

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding interest and penalties) is as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2019	$11,928
Increases due to tax positions taken in the current year	2,190
Decreases due to lapse of statute of limitations	(2,704)
Translation adjustments	1,285
Balance as of December 31, 2020	12,699
Changes on acquisition/disposal	52,341
Increases due to tax positions taken in the current year	1,004
Decreases due to lapse of statute of limitations	(17,056)
Translation adjustments	(907)
Balance as of December 31, 2021	$48,081